United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/20

Date of Reporting Period: Six months ended 03/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2020
Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Clover Small Value Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2019 through March 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2020, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	27.0%
Information Technology	14.2%
Industrials	11.3%
Real Estate	11.2%
Utilities	7.9%
Materials	5.2%
Consumer Discretionary	5.1%
Health Care	4.2%
Communication Services	3.9%
Consumer Staples	3.9%
Energy	1.4%
Exchange-Traded Fund	1.5%
Cash Equivalents[2]	5.5%
Other Assets and Liabilities—Net[3]	(2.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
March 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—95.3%
		Communication Services—3.9%
47,015		Nexstar Media Group, Inc., Class A	$2,714,176
440,335	[1]	Orbcomm, Inc.	1,074,418
393,640	[1]	Vonage Holdings Corp.	2,846,017
		TOTAL	6,634,611
		Consumer Discretionary—5.1%
54,455	[1]	Asbury Automotive Group, Inc.	3,007,550
26,525	[1]	LGI Homes, Inc.	1,197,604
12,655		Lithia Motors, Inc., Class A	1,035,052
57,640		Thor Industries, Inc.	2,431,255
21,845	[1]	Visteon Corp.	1,048,123
		TOTAL	8,719,584
		Consumer Staples—3.9%
392,600	[1]	Hostess Brands, Inc.	4,185,116
266,820		Primo Water Corp.	2,417,389
		TOTAL	6,602,505
		Energy—1.4%
111,325	[1]	CNX Resources Corp.	592,249
328,580	[1]	Helix Energy Solutions Group, Inc.	538,871
174,390	[1]	Magnolia Oil & Gas Corp.	697,560
86,270	[1]	PDC Energy, Inc.	535,737
		TOTAL	2,364,417
		Financials—27.0%
94,000		Ameris Bancorp	2,233,440
97,316		Argo Group International Holdings Ltd.	3,606,531
114,330		BancorpSouth Bank	2,163,124
116,935		CNO Financial Group, Inc.	1,448,825
15,945		Community Bank System, Inc.	937,566
107,365		Cowen Group, Inc.	1,037,146
409,265		First BanCorp	2,177,290
395,050		First Commonwealth Financial Corp.	3,610,757
144,000		First Interstate BancSystem, Inc., Class A	4,152,960
97,130		Flagstar Bancorp, Inc.	1,926,088
65,300		Glacier Bancorp, Inc.	2,220,526
330,600		Investors Bancorp, Inc.	2,641,494
81,850		KKR Real Estate Finance Trust, Inc.	1,228,569
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Financials—continued
65,000		Kemper Corp.	$4,834,050
127,560		MGIC Investment Corp.	810,006
59,000		Old National Bancorp	778,210
80,835		Radian Group, Inc.	1,046,813
42,730		Selective Insurance Group, Inc.	2,123,681
59,530		Stifel Financial Corp.	2,457,398
49,434		TCF Financial Corp.	1,120,174
60,910	[1]	Tristate Capital Holdings, Inc.	589,000
194,535		Valley National Bancorp	1,422,051
51,025		WSFS Financial Corp.	1,271,543
		TOTAL	45,837,242
		Health Care—4.2%
69,920	[1]	Avanos Medical, Inc.	1,882,946
42,520	[1]	Emergent BioSolutions, Inc.	2,460,207
74,000	[1]	Horizon Therapeutics PLC	2,191,880
14,425	[1]	Syneos Health, Inc.	568,633
		TOTAL	7,103,666
		Industrials—11.3%
54,215		Altra Holdings, Inc.	948,220
29,710		Barnes Group, Inc.	1,242,769
74,675	[1]	Colfax Corp.	1,478,565
6,400	[1]	FTI Consulting, Inc.	766,528
32,210	[1]	Gibraltar Industries, Inc.	1,382,453
75,475		Hillenbrand, Inc.	1,442,327
19,500		Hyster-Yale Materials Handling, Inc.	781,755
42,525		Kennametal, Inc.	791,816
57,600		Knight-Swift Transportation Holdings, Inc.	1,889,280
68,300	[1]	Meritor, Inc.	904,975
14,000	[1]	Navistar International Corp.	230,860
39,255		Patrick Industries, Inc.	1,105,421
170,190		Rexnord Corp.	3,858,207
30,295	[1]	SPX Corp.	988,829
17,010	[1]	Saia, Inc.	1,250,916
		TOTAL	19,062,921
		Information Technology—14.2%
76,325		AudioCodes Ltd.	1,823,404
80,260	[1]	Cerence, Inc.	1,236,004
71,755	[1]	Diodes, Inc.	2,915,764
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
55,280	[1]	ePlus, Inc.	$3,461,634
51,025	[1]	Insight Enterprises, Inc.	2,149,683
45,150		Kemet Corp.	1,090,824
28,540	[1]	Lumentum Holdings, Inc.	2,103,398
130,061	[1]	Perficient, Inc.	3,523,353
31,360	[1]	SMART Global Holdings, Inc.	762,048
95,145	[1]	WNS Holdings Ltd., ADR	4,089,332
201,975	[1]	ZixIt Corp.	870,512
		TOTAL	24,025,956
		Materials—5.2%
45,335		Ashland Global Holdings, Inc.	2,269,923
60,590		Boise Cascade Co.	1,440,830
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
106,090		Huntsman Corp.	1,530,879
35,210		Innospec, Inc.	2,446,743
63,410		Louisiana-Pacific Corp.	1,089,384
		TOTAL	8,777,759
		Real Estate—11.2%
108,500		American Assets Trust, Inc.	2,712,500
190,871		Easterly Government Properties, Inc.	4,703,061
144,300		Healthcare Realty Trust, Inc.	4,030,299
460,290		Lexington Realty Trust	4,570,680
85,575		STAG Industrial, Inc.	1,927,149
120,120		Sunstone Hotel Investors, Inc.	1,046,245
		TOTAL	18,989,934
		Utilities—7.9%
60,000		Allete, Inc.	3,640,800
51,025		Otter Tail Corp.	2,268,572
70,300		Portland General Electric Co.	3,370,182
55,000		Spire, Inc.	4,096,400
		TOTAL	13,375,954
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,873,240)	161,494,549
		EXCHANGE-TRADED FUND—1.5%
31,800		iShares Russell 2000 ETF (IDENTIFIED COST $2,714,127)	2,608,554
Semi-Annual Shareholder Report
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Shares		Value
	INVESTMENT COMPANY—5.5%
9,266,039	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.82%[3] (IDENTIFIED COST $9,261,403)	$9,260,479
	TOTAL INVESTMENT IN SECURITIES-102.3% (IDENTIFIED COST $206,848,770)[4]	173,363,582
	OTHER ASSETS AND LIABILITIES - NET—(2.3)%[5]	(3,841,336)
	TOTAL NET ASSETS—100%	$169,522,246
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020 were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2019	8,549,729
Purchases/Additions	80,101,328
Sales/Reductions	(79,385,018)
Balance of Shares Held 3/31/2020	9,266,039
Value	$9,260,479
Change in Unrealized Appreciation/Depreciation	$(900)
Net Realized Gain/(Loss)	$(1,986)
Dividend Income	$54,726
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$153,404,523	$—	$0	$153,404,523
International	8,090,026	—	—	8,090,026
Exchange-Traded Fund	2,608,554	—	—	2,608,554
Investment Company	9,260,479	—	—	9,260,479
TOTAL SECURITIES	$173,363,582	$—	$0	$173,363,582
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.23	$26.36	$29.16	$24.82	$23.20	$26.29
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.05	0.02	0.17	0.16	(0.03)
Net realized and unrealized gain (loss)	(5.80)	(3.03)	1.47	4.80	1.96	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(5.73)	(2.98)	1.49	4.97	2.12	(0.22)
Less Distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.11)	(0.14)	(0.06)	(0.14)
Distributions from net realized gain	—	(4.13)	(4.18)	(0.49)	(0.44)	(2.73)
TOTAL DISTRIBUTIONS	(0.07)	(4.15)	(4.29)	(0.63)	(0.50)	(2.87)
Net Asset Value, End of Period	$13.43	$19.23	$26.36	$29.16	$24.82	$23.20
Total Return[2]	(29.92)%	(11.25)%	5.64%	20.24%	9.27%	(1.51)%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.27%	1.27%	1.26%	1.26%
Net investment income (loss)	0.67%[3]	0.26%	0.09%	0.64%	0.70%	(0.13)%
Expense waiver/reimbursement[4]	0.20%[3]	0.21%	0.16%	0.17%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,190	$62,463	$94,210	$102,606	$126,015	$149,579
Portfolio turnover	44%	74%	84%	66%	89%	83%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$17.85	$24.95	$27.91	$23.83	$22.40	$25.55
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.09)	(0.17)	(0.03)	(0.01)	(0.21)
Net realized and unrealized gain (loss)	(5.37)	(2.88)	1.39	4.60	1.88	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(5.38)	(2.97)	1.22	4.57	1.87	(0.39)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	(0.03)
Distributions from net realized gain	—	(4.13)	(4.18)	(0.49)	(0.44)	(2.73)
TOTAL DISTRIBUTIONS	—	(4.13)	(4.18)	(0.49)	(0.44)	(2.76)
Net Asset Value, End of Period	$12.47	$17.85	$24.95	$27.91	$23.83	$22.40
Total Return[3]	(30.14)%	(11.94)%	4.82%	19.34%	8.47%	(2.24)%
Ratios to Average Net Assets:
Net expenses	2.04%[4]	2.01%	2.02%	2.02%	2.01%	2.01%
Net investment income (loss)	(0.10)%[4]	(0.50)%	(0.68)%	(0.12)%	(0.05)%	(0.85)%
Expense waiver/reimbursement[5]	0.21%[4]	0.18%	0.15%	0.16%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,768	$9,446	$16,028	$22,462	$21,253	$23,961
Portfolio turnover	44%	74%	84%	66%	89%	83%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.83	$25.93	$28.78	$24.51	$22.91	$25.99
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.05	0.02	0.16	0.15	(0.05)
Net realized and unrealized gain (loss)	(5.67)	(2.99)	1.43	4.74	1.93	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(5.61)	(2.94)	1.45	4.90	2.08	(0.25)
Less Distributions:
Distributions from net investment income	(0.07)	(0.03)	(0.12)	(0.14)	(0.04)	(0.10)
Distributions from net realized gain	—	(4.13)	(4.18)	(0.49)	(0.44)	(2.73)
TOTAL DISTRIBUTIONS	(0.07)	(4.16)	(4.30)	(0.63)	(0.48)	(2.83)
Net Asset Value, End of Period	$13.15	$18.83	$25.93	$28.78	$24.51	$22.91
Total Return[2]	(29.91)%	(11.27)%	5.58%	20.22%	9.23%	(1.63)%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.32%	1.29%	1.28%	1.32%	1.38%
Net investment income (loss)	0.64%[3]	0.24%	0.08%	0.61%	0.67%	(0.19)%
Expense waiver/reimbursement[4]	0.44%[3]	0.40%	0.36%	0.36%	0.33%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,384	$13,675	$16,013	$15,302	$13,010	$9,721
Portfolio turnover	44%	74%	84%	66%	89%	83%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.29	$26.48	$29.30	$24.93	$23.31	$26.40
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.10	0.09	0.24	0.22	0.03
Net realized and unrealized gain (loss)	(5.78)	(3.06)	1.47	4.83	1.96	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(5.69)	(2.96)	1.56	5.07	2.18	(0.16)
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	(0.20)	(0.21)	(0.12)	(0.20)
Distributions from net realized gain	—	(4.13)	(4.18)	(0.49)	(0.44)	(2.73)
TOTAL DISTRIBUTIONS	(0.15)	(4.23)	(4.38)	(0.70)	(0.56)	(2.93)
Net Asset Value, End of Period	$13.45	$19.29	$26.48	$29.30	$24.93	$23.31
Total Return[2]	(29.78)%	(11.05)%	5.87%	20.56%	9.54%	(1.26)%
Ratios to Average Net Assets:
Net expenses	1.01%[3]	1.01%	1.01%	1.02%	1.01%	1.01%
Net investment income	0.89%[3]	0.50%	0.32%	0.87%	0.95%	0.14%
Expense waiver/reimbursement[4]	0.22%[3]	0.16%	0.12%	0.13%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,151	$203,935	$333,887	$467,881	$468,727	$498,468
Portfolio turnover	44%	74%	84%	66%	89%	83%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,			Period Ended 9/30/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$19.21	$26.39	$29.19	$24.84	$21.94
Income From Investment Operations:
Net investment income (loss)[2]	0.09	0.08	0.14	0.25	0.13
Net realized and unrealized gain (loss)	(5.78)	(3.02)	1.44	4.80	2.77
TOTAL FROM INVESTMENT OPERATIONS	(5.69)	(2.94)	1.58	5.05	2.90
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.20)	(0.21)	—
Distributions from net realized gain	—	(4.13)	(4.18)	(0.49)	—
TOTAL DISTRIBUTIONS	(0.06)	(4.24)	(4.38)	(0.70)	—
Net Asset Value, End of Period	$13.46	$19.21	$26.39	$29.19	$24.84
Total Return[3]	(29.74)%	(11.00)%	5.98%	20.58%	13.22%
Ratios to Average Net Assets:
Net expenses	0.94%[4]	0.94%	0.95%	0.95%	0.94%[4]
Net investment income	0.98%[4]	0.37%	0.52%	0.94%	1.07%[4]
Expense waiver/reimbursement[5]	0.19%[4]	0.14%	0.11%	0.11%	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,028	$8,297	$56,657	$11,006	$7,207
Portfolio turnover	44%	74%	84%	66%	89%[6]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $9,260,479 of investment in an affiliated holding* (identified cost $206,848,770)		$173,363,582
Income receivable		211,964
Income receivable from an affiliated holding		6,514
Receivable for investments sold		3,995,947
Receivable for shares sold		434,046
TOTAL ASSETS		178,012,053
Liabilities:
Payable for investments purchased	$8,163,472
Payable for shares redeemed	186,619
Payable for investment adviser fee (Note 5)	5,784
Payable for administrative fee (Note 5)	364
Payable for distribution services fee (Note 5)	6,086
Payable for other service fees (Notes 2 and 5)	11,166
Accrued expenses (Note 5)	116,316
TOTAL LIABILITIES		8,489,807
Net assets for 12,655,931 shares outstanding		$169,522,246
Net Assets Consist of:
Paid-in capital		$244,571,345
Total distributable earnings (loss)		(75,049,099)
TOTAL NET ASSETS		$169,522,246
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($39,190,155 ÷ 2,917,139 shares outstanding), no par value, unlimited shares authorized	$13.43
Offering price per share (100/94.50 of $13.43)	$14.21
Redemption proceeds per share	$13.43
Class C Shares:
Net asset value per share ($5,768,190 ÷ 462,603 shares outstanding), no par value, unlimited shares authorized	$12.47
Offering price per share	$12.47
Redemption proceeds per share (99.00/100 of $12.47)	$12.35
Class R Shares:
Net asset value per share ($8,384,172 ÷ 637,502 shares outstanding), no par value, unlimited shares authorized	$13.15
Offering price per share	$13.15
Redemption proceeds per share	$13.15
Institutional Shares:
Net asset value per share ($113,151,430 ÷ 8,413,624 shares outstanding), no par value, unlimited shares authorized	$13.45
Offering price per share	$13.45
Redemption proceeds per share	$13.45
Class R6 Shares:
Net asset value per share ($3,028,299 ÷ 225,063 shares outstanding), no par value, unlimited shares authorized	$13.46
Offering price per share	$13.46
Redemption proceeds per share	$13.46
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2020 (unaudited)
Investment Income:
Dividends (including $54,726 received from an affiliated holding* and net of foreign taxes withheld of $12,832)			$2,525,090
Expenses:
Investment adviser fee (Note 5)		$1,185,240
Administrative fee (Note 5)		103,819
Custodian fees		7,471
Transfer agent fee (Note 2)		158,386
Directors'/Trustees' fees (Note 5)		1,324
Auditing fees		16,090
Legal fees		4,397
Portfolio accounting fees		60,239
Distribution services fee (Note 5)		65,461
Other service fees (Notes 2 and 5)		84,513
Share registration costs		41,360
Printing and postage		21,731
Miscellaneous (Note 5)		16,160
TOTAL EXPENSES		1,766,191
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(248,950)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(45,126)
TOTAL WAIVERS AND REIMBURSEMENTS		(294,076)
Net expenses			1,472,115
Net investment income			1,052,975
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(1,986) on sales of investments in an affiliated holding*)			(7,945,883)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(900) on investments in an affiliated holding*)			(62,216,900)
Net realized and unrealized gain (loss) on investments			(70,162,783)
Change in net assets resulting from operations			$(69,109,808)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2020	Year Ended 9/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,052,975	$1,570,475
Net realized loss	(7,945,883)	(33,462,256)
Net change in unrealized appreciation/depreciation	(62,216,900)	(23,726,794)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(69,109,808)	(55,618,575)
Distributions to Shareholders:
Class A Shares	(217,697)	(13,650,057)
Class C Shares	—	(2,464,699)
Class R Shares	(49,102)	(2,584,571)
Institutional Shares	(1,272,052)	(53,544,277)
Class R6 Shares	(13,343)	(7,710,867)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,552,194)	(79,954,471)
Share Transactions:
Proceeds from sale of shares	22,090,121	78,460,676
Net asset value of shares issued to shareholders in payment of distributions declared	1,479,807	72,936,048
Cost of shares redeemed	(81,201,561)	(234,802,033)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,631,633)	(83,405,309)
Change in net assets	(128,293,635)	(218,978,355)
Net Assets:
Beginning of period	297,815,881	516,794,236
End of period	$169,522,246	$297,815,881
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Clover Small Value Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $294,076 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$32,863	$(4,439)
Class C Shares	6,455	(943)
Class R Shares	8,179	–
Institutional Shares	110,262	(23,822)
Class R6 Shares	627	–
TOTAL	$158,386	$(29,204)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time. For the six months ended March 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$73,367
Class C Shares	11,146
TOTAL	$84,513
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	241,996	$4,159,983	483,781	$9,425,555
Shares issued to shareholders in payment of distributions declared	10,372	214,593	682,955	13,086,019
Shares redeemed	(583,745)	(10,815,989)	(1,492,704)	(30,271,181)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(331,377)	$(6,441,413)	(325,968)	$(7,759,607)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,357	$550,712	89,899	$1,652,787
Shares issued to shareholders in payment of distributions declared	–	–	132,754	2,374,981
Shares redeemed	(97,814)	(1,713,456)	(336,073)	(6,309,531)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(66,457)	$(1,162,744)	(113,420)	$(2,281,763)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	52,345	$882,435	130,794	$2,597,618
Shares issued to shareholders in payment of distributions declared	2,420	49,028	135,548	2,544,624
Shares redeemed	(143,564)	(2,744,229)	(157,492)	(3,108,529)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(88,799)	$(1,812,766)	108,850	$2,033,713

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	909,426	$15,984,143	3,070,873	$61,904,839
Shares issued to shareholders in payment of distributions declared	58,155	1,203,816	2,459,600	47,274,603
Shares redeemed	(3,124,077)	(61,488,937)	(7,570,410)	(149,669,408)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,156,496)	$(44,300,978)	(2,039,937)	$(40,489,966)
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	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	26,833	$512,848	143,690	$2,879,877
Shares issued to shareholders in payment of distributions declared	597	12,370	399,937	7,655,821
Shares redeemed	(234,230)	(4,438,950)	(2,258,724)	(45,443,384)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(206,800)	$(3,913,732)	(1,715,097)	$(34,907,686)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,849,929)	$(57,631,633)	(4,085,572)	$(83,405,309)
4. FEDERAL TAX INFORMATION
At March 31, 2020, the cost of investments for federal tax purposes was $206,848,770. The net unrealized depreciation of investments for federal tax purposes was $33,485,188. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,062,068 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,547,256.
As of September 30, 2019, the Fund had a capital loss carryforward of $32,615,820 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$24,175,273	$8,440,547	$32,615,820
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the Adviser voluntarily waived $246,858 of its fee. In addition, for the six months ended March 31, 2020, an affiliate of the Adviser reimbursed $29,204 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2020, the Adviser reimbursed $2,092.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$33,616	$–
Class R Shares	31,845	(15,922)
TOTAL	$65,461	$(15,922)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2020, FSC retained $680 of fees paid by the Fund. For the six months ended March 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2020, FSC retained $704 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2020, FSSC received $4,861 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.07%, 1.40%, 1.01% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee limits disclosed above for the referenced share classes were 1.26%, 2.01%, 1.40%, 1.01% and 0.94%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were as follows:
Purchases	$110,279,724
Sales	$167,519,103
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
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Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2020, the Fund had no outstanding loans. During the six months ended March 31, 2020, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of entities in the financial sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2020, there were no outstanding loans. During the six months ended March 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Funds' investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$700.80	$5.36
Class C Shares	$1,000	$698.60	$8.66
Class R Shares	$1,000	$700.90	$5.53
Institutional Shares	$1,000	$702.20	$4.30
Class R6 Shares	$1,000	$702.60	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.36
Class C Shares	$1,000	$1,014.80	$10.28
Class R Shares	$1,000	$1,018.50	$6.56
Institutional Shares	$1,000	$1,019.90	$5.10
Class R6 Shares	$1,000	$1,020.30	$4.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.04%
Class R Shares	1.30%
Institutional Shares	1.01%
Class R6 Shares	0.94%
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27

Evaluation and Approval of Advisory Contract–May 2019
Federated Clover Small Value Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Global Investment Management Corp. (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In
Semi-Annual Shareholder Report
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addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and
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specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2020
Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Prudent Bear Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2019 through March 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2020, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(57.2)%
Derivative Contracts—Short (notional value)[1]	(43.2)%
U.S. Treasury Securities	15.5%
Common Stocks	10.2%
Exchange-Traded Funds	1.3%
Other Security Type[2]	0.3%
Cash Equivalents[3]	62.7%
Adjustment for Derivative Contracts (notional value)[1]	39.6%
Collateral on Deposit for Securities Sold Short	55.5%
Other Assets and Liabilities—Net[4]	15.3%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Security Type consists of purchased call options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2020, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	91.8%
Information Technology	1.7%
Industrials	1.6%
Financials	1.0%
Consumer Staples	0.8%
Energy	0.8%
Health Care	0.8%
Communication Services	0.5%
Consumer Discretionary	0.4%
Real Estate	0.3%
Utilities	0.2%
Materials	0.1%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—10.2%
		Communication Services—1.4%
1,600	[1]	Alphabet, Inc., Class A	$1,859,120
4,000	[1]	Electronic Arts, Inc.	400,680
10,000	[1]	Facebook, Inc.	1,668,000
70,000		Sirius XM Radio, Inc.	345,800
7,000		Verizon Communications, Inc.	376,110
		TOTAL	4,649,710
		Consumer Discretionary—1.1%
200	[1]	Amazon.com, Inc.	389,944
6,000		Darden Restaurants, Inc.	326,760
36,000	[1]	Kura Sushi USA, Inc.	430,560
30,000		Levi Strauss & Co.	372,900
4,000		Lowe's Cos., Inc.	344,200
3,000		McDonald's Corp.	496,050
52,000	[1]	Onewater Marine, Inc.	397,800
6,000		Starbucks Corp.	394,440
30,000	[1]	Taylor Morrison Home Corp.	330,000
3,400		Tractor Supply Co.	287,470
		TOTAL	3,770,124
		Consumer Staples—0.9%
30,000	[1]	Bellring Brands, Inc.	511,500
6,000	[1]	Monster Beverage Corp.	337,560
12,000		Philip Morris International, Inc.	875,520
4,000		Procter & Gamble Co.	440,000
16,000		Reynolds Consumer Products, Inc.	466,720
7,000		Sysco Corp.	319,410
		TOTAL	2,950,710
		Energy—0.1%
6,000		Chevron Corp.	434,760
		Financials—1.2%
20,000		Ally Financial, Inc.	288,600
40,000	[1]	BRP Group, Inc.	422,000
10,000		CIT Group Holdings, Inc.	172,600
14,000		Citigroup, Inc.	589,680
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
5,000		Discover Financial Services	$178,350
4,000		Goldman Sachs Group, Inc.	618,360
40,000	[1]	Oportun Financial Corp.	422,000
30,000	[1]	ProSight Global, Inc.	292,500
48,000	[1]	Silvergate Capital Corp.	457,920
20,000		Sterling Bancorp	209,000
14,000		Synchrony Financial	225,260
50,000	[1]	Velocity Financial, LLC	376,500
		TOTAL	4,252,770
		Health Care—2.2%
4,000	[1]	Alexion Pharmaceuticals, Inc.	359,160
5,000		AmerisourceBergen Corp.	442,500
3,000		Amgen, Inc.	608,190
50,000	[1]	Change Healthcare, Inc.	499,500
30,000	[1]	Frequency Therapeutics, Inc.	534,300
30,000	[1]	Inmode Ltd.	645,000
3,600		Johnson & Johnson	472,068
40,000	[1]	Livongo Health, Inc.	1,141,200
4,000		Merck & Co., Inc.	307,760
16,000	[1]	Passage Bio, Inc.	252,000
60,000	[1]	Personalis, Inc.	484,200
40,000	[1]	Progyny, Inc.	847,600
20,000	[1]	Schrodinger, Inc.	862,400
		TOTAL	7,455,878
		Industrials—1.2%
16,000	[1]	Alaska Air Group, Inc.	455,520
10,000	[1]	Delta Air Lines, Inc.	285,300
5,000		Eaton Corp. PLC	388,450
50,000	[1]	GFL Environmental, Inc.	752,500
2,800		Hubbell, Inc.	321,272
1,400		Lockheed Martin Corp.	474,530
20,000	[1]	Parsons Corp.	639,200
3,000		Raytheon Co.	393,450
8,000		Southwest Airlines Co.	284,880
		TOTAL	3,995,102
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—1.9%
5,000	[1]	Akamai Technologies, Inc.	$457,450
1,000		Apple, Inc.	254,290
2,000		Broadcom, Inc.	474,200
40,000	[1]	Cambium Networks Corp.	224,000
20,000	[1]	Cerence, Inc.	308,000
20,000		Cisco Systems, Inc.	786,200
3,000		IBM Corp.	332,790
60,000		Infosys Ltd., ADR	492,600
3,000	[1]	Keysight Technologies, Inc.	251,040
10,000	[1]	Micron Technology, Inc.	420,600
3,000		Microsoft Corp.	473,130
20,000	[1]	Nuance Communications, Inc.	335,600
10,000		Oracle Corp.	483,300
10,000		Qualcomm, Inc.	676,500
20,000	[1]	SolarWinds Corp.	313,400
2,000		Visa, Inc., Class A	322,240
		TOTAL	6,605,340
		Real Estate—0.1%
4,000		Lamar Advertising Co.	205,120
4,000		Simon Property Group, Inc.	219,440
		TOTAL	424,560
		Utilities—0.1%
7,000		FirstEnergy Corp.	280,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,992,692)	34,819,444
		EXCHANGE-TRADED FUNDS—1.3%
80,000		Financial Select Sector SPDR Fund	1,665,600
16,000		Health Care Select Sector SPDR Fund	1,417,280
26,000		Utilities Select Sector SPDR Fund	1,440,660
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,150,047)	4,523,540
		U.S. TREASURY—15.5%
		U.S. Treasury Bills—15.5%
$53,000,000	[2,3]	United States Treasury Bills, 0.845%, 7/16/2020 (IDENTIFIED COST $52,782,656)	52,985,213
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		PURCHASED CALL OPTIONS—0.3%
400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $10,310,000, Exercise Price $325.00, Expiration Date 5/15/2020	$5,200
600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $15,465,000, Exercise Price $300.00, Expiration Date 12/18/2020	463,800
600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $15,465,000, Exercise Price $340.00, Expiration Date 5/15/2020	3,900
800	[1]	SPDR S&P 500 ETF Trust, Notional Amount $20,620,000, Exercise Price $335.00, Expiration Date 4/17/2020	1,200
1,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $25,775,000, Exercise Price $340.00, Expiration Date 12/18/2020	119,000
1,600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $41,240,000, Exercise Price $320.00, Expiration Date 12/18/2020	507,200
200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $5,155,000, Exercise Price $335.00, Expiration Date 5/15/2020	1,700
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,163,651)	1,102,000
		INVESTMENT COMPANY—62.7%
214,664,307		Federated Government Obligations Fund, Premier Shares, 0.37%[4] (IDENTIFIED COST $214,664,307)	214,664,307
		TOTAL INVESTMENT IN SECURITIES-90.0% (IDENTIFIED COST $314,753,353)[5]	308,094,504
		OTHER ASSETS AND LIABILITIES - NET—10.0%[6]	34,191,758
		TOTAL NET ASSETS—100%	$342,286,262
SECURITIES SOLD SHORT – (57.2)%
Shares		Value
	Broad Equity Index—(52.8)%
173,900	iShares Russell 2000 ETF	$19,904,594
624,000	S&P Depositary Receipts Trust	160,836,000
	TOTAL	180,740,594
	Communication Services—(0.2)%
10,100	Liberty Media Group	260,782
1,400	Madison Square Garden Co./The	295,974
3,000	Walt Disney Co.	289,800
	TOTAL	846,556
	Consumer Discretionary—(0.2)%
3,000	CarMax, Inc.	161,490
1,500	Genuine Parts Co.	100,995
15,000	L Brands, Inc.	173,400
Semi-Annual Shareholder Report

Shares			Value
		Consumer Discretionary—continued
4,200		ServiceMaster Global Holdings, Inc.	$113,400
7,000		Toll Brothers, Inc.	134,750
		TOTAL	684,035
		Consumer Staples—(0.4)%
7,000		Archer-Daniels-Midland Co.	246,260
8,700		Hormel Foods Corp.	405,768
10,200		Molson Coors Beverage Company, Class B	397,902
2,000		Post Holdings, Inc.	165,940
3,000		The Coca-Cola Co.	132,750
2,500		Tyson Foods, Inc., Class A	144,675
		TOTAL	1,493,295
		Energy—(0.5)%
5,500		Cheniere Energy, Inc.	184,250
20,900		Exxon Mobil Corp.	793,573
5,500		Hess Corp.	183,150
33,000		Occidental Petroleum Corp.	382,140
		TOTAL	1,543,113
		Financials—(0.6)%
3,500		Commerce Bancshares, Inc.	176,225
2,300		First Republic Bank	189,244
11,300		Loews Corp.	393,579
36,000		New York Community Bancorp, Inc.	338,040
27,000		People's United Financial, Inc.	298,350
3,000		Prosperity Bancshares, Inc.	144,750
12,500		Wells Fargo & Co.	358,750
		TOTAL	1,898,938
		Health Care—(0.4)%
3,800		Abbott Laboratories	299,858
14,000		Boston Scientific Corp.	456,820
9,000		Elanco Animal Health, Inc.	201,510
1,400		Stryker Corp.	233,086
2,200	[1]	Varian Medical Systems, Inc.	225,852
		TOTAL	1,417,126
		Industrials—(0.8)%
850		AMERCO	246,968
2,900		Deere & Co.	400,664
20,600		Industrial Select Sector SPDR Fund	1,215,606
900		Roper Technologies, Inc.	280,629
2,400	[1]	WABCO Holdings, Inc.	324,120
Semi-Annual Shareholder Report

Shares		Value
	Industrials—continued
1,800	Watsco, Inc.	$284,454
1,500	Xylem, Inc.	97,695
	TOTAL	2,850,136
	Information Technology—(0.9)%
1,300	Alteryx, Inc.	123,721
1,150	Automatic Data Processing, Inc.	157,182
1,100	Coupa Software, Inc.	153,703
7,700	Cree, Inc.	273,042
2,700	Dolby Laboratories, Class A	146,367
800	EPAM Systems, Inc.	148,528
1,600	Fidelity National Information Services, Inc.	194,624
4,000	First Solar, Inc.	144,240
1,600	Fiserv, Inc.	151,984
1,000	Global Payments, Inc.	144,230
1,000	HubSpot, Inc.	133,190
17,000	Juniper Networks, Inc.	325,380
8,200	Marvell Technology Group Ltd.	185,566
4,500	National Instruments Corp.	148,860
3,300	New Relic, Inc.	152,592
2,300	Paychex, Inc.	144,716
1,600	PayPal Holdings, Inc.	153,184
1,200	Splunk, Inc.	151,476
650	Trade Desk, Inc./The	125,450
	TOTAL	3,158,035
	Materials—(0.1)%
2,000	International Flavors & Fragrances, Inc.	204,160
	Real Estate—(0.2)%
2,000	Alexandria Real Estate Equities, Inc.	274,120
15,000	Iron Mountain, Inc.	357,000
	TOTAL	631,120
	Utilities—(0.1)%
1,900	Atmos Energy Corp.	188,537
4,400	Edison International	241,076
	TOTAL	429,613
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $191,958,308)	195,896,721
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Equity Management Company of Pennsylvania (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	56,671,448
Purchases/Additions	370,736,961
Sales/Reductions	(212,744,102)
Balance of Shares Held 3/31/2020	214,664,307
Value	$214,664,307
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$460,508
The Fund invests in Federated Government Obligations Fund (GOF), a diversified portfolio of Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At March 31, 2020, GOF represents 62.7%% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1E-Mini Russ 2000 Short Future	1,300	$74,594,000	June 2020	$(6,053,581)
1S&P500 Emini Short Future	570	$73,236,450	June 2020	$(6,220,566)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(12,274,147)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
Semi-Annual Shareholder Report

3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$32,316,894	$—	$—	$32,316,894
International	2,502,550	—	—	2,502,550
Debt Securities:
U.S. Treasury	—	52,985,213	—	52,985,213
Exchange-Traded Funds	4,523,540	—	—	4,523,540
Purchased Call Options	1,102,000	—	—	1,102,000
Investment Company	214,664,307	—	—	214,664,307
TOTAL SECURITIES	$255,109,291	$52,985,213	$—	$308,094,504
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures	—	—	—	—
Liabilities
Securities Sold Short	(195,896,721)	—	—	(195,896,721)
Futures	(12,274,147)	—	—	(12,274,147)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(208,170,868)	$—	$—	$(208,170,868)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange - Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.58	$13.27	$16.27	$19.50	$22.70	$23.90
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	0.10	(0.11)	(0.25)	(0.26)	(0.50)
Net realized and unrealized gain (loss)	1.23	(0.79)	(2.89)	(2.98)	(2.94)	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	1.20	(0.69)	(3.00)	(3.23)	(3.20)	(1.20)
Less Distributions:
Distributions from net investment income	(0.07)	—	—	—	—	—
Net Asset Value, End of Period	$13.71	$12.58	$13.27	$16.27	$19.50	$22.70
Total Return[3]	9.64%	(5.20)%	(18.44)%	(16.56)%	(14.10)%	(5.02)%
Ratios to Average Net Assets:
Net expenses	2.86%[4]	2.84%	3.54%	3.34%	3.23%[5]	3.23%[5]
Net expenses excluding dividends and other expenses related to short sales	1.77%[4]	1.78%	1.89%	1.78%	1.76%[5]	1.76%[5]
Net investment income (loss)	(0.55)%[4]	0.74%	(0.74)%	(1.40)%	(1.22)%	(2.10)%
Expense waiver/reimbursement[6]	0.14%[4]	0.09%	0.10%	0.07%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,607	$53,827	$57,253	$82,782	$151,943	$176,614
Portfolio turnover	133%	313%	284%	315%	430%	394%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.23% and 3.23%, after taking into account these expense reductions for the years ended September 30, 2016 and 2015, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.98	$11.67	$14.42	$17.41	$20.40	$21.70
Income From Investment Operations:
Net investment income (loss)[2]	(0.07)	0.00[3]	(0.20)	(0.34)	(0.37)	(0.60)
Net realized and unrealized gain (loss)	1.09	(0.69)	(2.55)	(2.65)	(2.62)	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	1.02	(0.69)	(2.75)	(2.99)	(2.99)	(1.30)
Net Asset Value, End of Period	$12.00	$10.98	$11.67	$14.42	$17.41	$20.40
Total Return[4]	9.29%	(5.91)%	(19.07)%	(17.17)%	(14.66)%	(5.99)%
Ratios to Average Net Assets:
Net expenses	3.59%[5]	3.59%	4.28%	4.09%	3.98%[6]	3.98%[6]
Net expenses excluding dividends and other expenses related to short sales	2.52%[5]	2.53%	2.63%	2.53%	2.51%[6]	2.51%[6]
Net investment income (loss)	(1.25)%[5]	0.01%	(1.49)%	(2.16)%	(1.98)%	(2.84)%
Expense waiver/reimbursement[7]	0.15%[5]	0.09%	0.10%	0.07%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,263	$10,422	$12,090	$18,278	$29,624	$35,556
Portfolio turnover	133%	313%	284%	315%	430%	394%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.98% and 3.98%, after taking into account these expense reductions for the years ended September 30, 2016 and 2015, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.92	$13.59	$16.63	$19.88	$23.00	$24.30
Income From Investment Operations:
Net investment income (loss)[2]	(0.05)	0.14	(0.07)	(0.20)	(0.20)	(0.40)
Net realized and unrealized gain (loss)	1.30	(0.81)	(2.97)	(3.05)	(2.92)	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	1.25	(0.67)	(3.04)	(3.25)	(3.12)	(1.30)
Less Distributions:
Distributions from net investment income	(0.11)	—	—	—	—	—
Net Asset Value, End of Period	$14.06	$12.92	$13.59	$16.63	$19.88	$23.00
Total Return[3]	9.76%	(4.93)%	(18.28)%	(16.35)%	(13.57)%	(5.35)%
Ratios to Average Net Assets:
Net expenses	2.83%[4]	2.56%	3.26%	3.04%	2.93%[5]	2.97%[5]
Net expenses excluding dividends and other expenses related to short sales	1.51%[4]	1.53%	1.63%	1.53%	1.51%[5]	1.51%[5]
Net investment income (loss)	(0.73)%[4]	1.03%	(0.48)%	(1.09)%	(0.92)%	(1.85)%
Expense waiver/reimbursement[6]	0.13%[4]	0.09%	0.10%	0.06%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,416	$77,603	$86,727	$107,720	$172,765	$181,811
Portfolio turnover	133%	313%	284%	315%	430%	394%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.93% and 2.97%, after taking into account these expense reductions for the years ended September 30, 2016 and 2015, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $214,664,307 of investment in an affiliated holding* (identified cost $314,753,353)		$308,094,504
Cash		7
Cash denominated in foreign currencies (identified cost $112)		112
Deposit at broker for short sales		189,937,718
Income receivable		19,844
Income receivable from an affiliated holding		114,330
Interest receivable on short positions		22,905
Receivable for investments sold		38,841,358
Receivable for shares sold		9,845,493
Receivable for variation margin on futures contracts		1,624,708
TOTAL ASSETS		548,500,979
Liabilities:
Securities sold short, at value (proceeds $191,958,308)	$195,896,721
Dividends payable on short positions	388,370
Payable for investments purchased	3,204,183
Payable for shares redeemed	6,624,766
Payable for investment adviser fee (Note 5)	22,375
Payable for administrative fee (Note 5)	714
Payable for distribution services fee (Note 5)	7,669
Payable for other service fees (Notes 2 and 5)	23,072
Accrued expenses (Note 5)	46,847
TOTAL LIABILITIES		206,214,717
Net assets for 24,661,008 shares outstanding		$342,286,262
Net Assets Consist of:
Paid-in capital		$1,155,506,076
Total distributable earnings (loss)		(813,219,814)
TOTAL NET ASSETS		$342,286,262
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($78,607,092 ÷ 5,732,892 shares outstanding), no par value, unlimited shares authorized	$13.71
Offering price per share (100/94.50 of $13.71)	$14.51
Redemption proceeds per share	$13.71
Class C Shares:
Net asset value per share ($14,263,493 ÷ 1,189,041 shares outstanding), no par value, unlimited shares authorized	$12.00
Offering price per share	$12.00
Redemption proceeds per share (99.00/100 of $12.00)	$11.88
Institutional Shares:
Net asset value per share ($249,415,677 ÷ 17,739,075 shares outstanding), no par value, unlimited shares authorized	$14.06
Offering price per share	$14.06
Redemption proceeds per share	$14.06
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2020 (unaudited)
Investment Income:
Interest		$1,000,773
Dividends (including $460,508 received from an affiliated holding*)		750,764
TOTAL INCOME		1,751,537
Expenses:
Investment adviser fee (Note 5)	$1,005,921
Administrative fee (Note 5)	63,740
Custodian fees	16,200
Transfer agent fee	106,255
Directors'/Trustees' fees (Note 5)	815
Auditing fees	18,170
Legal fees	4,397
Portfolio accounting fees	37,802
Distribution services fee (Note 5)	37,967
Other service fees (Notes 2 and 5)	79,006
Share registration costs	35,544
Printing and postage	18,551
Miscellaneous (Note 5)	15,643
Expenses related to short positions	988,047
TOTAL EXPENSES	2,428,058
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(107,678)
Net expenses		2,320,380
Net investment income (loss)		(568,843)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain on investments		5,896,006
Net realized loss on foreign currency transactions		(1,046)
Net realized gain on futures contracts		17,051,071
Net realized gain on short sales		5,090,871
Net change in unrealized appreciation of investments		(7,044,880)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		29
Net change in unrealized appreciation of futures contracts		(13,798,752)
Net change in unrealized depreciation of securities sold short		3,923,399
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions		11,116,698
Change in net assets resulting from operations		$10,547,855
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2020	Year Ended 9/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(568,843)	$1,495,898
Net realized gain (loss)	28,036,902	(11,856,531)
Net change in unrealized appreciation/depreciation	(16,920,204)	(1,369,306)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,547,855	(11,729,939)
Distributions to Shareholders:
Class A Shares	(298,159)	—
Institutional Shares	(631,166)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(929,325)	—
Share Transactions:
Proceeds from sale of shares	383,376,717	190,366,433
Net asset value of shares issued to shareholders in payment of distributions declared	870,654	—
Cost of shares redeemed	(193,432,044)	(192,854,252)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	190,815,327	(2,487,819)
Change in net assets	200,433,857	(14,217,758)
Net Assets:
Beginning of period	141,852,405	156,070,163
End of period	$342,286,262	$141,852,405
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2020 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Equity Funds and Federated Hermes Prudent Bear Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in
Semi-Annual Shareholder Report

investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $107,678 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$66,461
Class C Shares	12,545
TOTAL	$79,006
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $76,167,818. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Option Contracts
The Fund buys or sells put and call options to seek to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $194,443 and $165,371, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2020, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $5,090,871 and $3,923,399, respectively.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Purchased options, within Investment in securities at value	$1,102,000
Equity contracts	Receivable for daily variation margin on futures contracts	$(12,274,147)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(11,172,147)
*	Fund net assets includes the cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's unsettled variation margin is reported as an asset within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$17,051,071	$(36,856)	$17,014,215
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Total
Equity contracts	$(13,798,752)	$(140,110)	$(13,938,862)
1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
2	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,333,249	$45,980,580	2,047,603	$27,790,183
Shares issued to shareholders in payment of distributions declared	24,235	288,639	—	—
Shares redeemed	(1,902,597)	(24,867,602)	(2,084,099)	(27,983,338)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,454,887	$21,401,617	(36,496)	$(193,155)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	529,354	$6,273,173	348,159	$4,133,549
Shares redeemed	(289,226)	(3,227,585)	(435,192)	(5,014,883)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	240,128	$3,045,588	(87,033)	$(881,334)
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	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,647,952	$331,122,964	11,279,048	$158,442,701
Shares issued to shareholders in payment of distributions declared	47,667	582,015	—	—
Shares redeemed	(11,962,400)	(165,336,857)	(11,653,191)	(159,856,031)
NET CHANGE RESULTING FROM CLASS IS SHARE TRANSACTIONS	11,733,219	$166,368,122	(374,143)	$(1,413,330)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,428,234	$190,815,327	(497,672)	$(2,487,819)
4. FEDERAL TAX INFORMATION
At March 31, 2020, the cost of investments for federal tax purposes was $314,753,353. The net unrealized depreciation of investments for federal tax purposes was $18,932,996. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,126,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,059,065. The amounts presented are inclusive of derivative contracts.
As of September 30, 2019, the Fund had a capital loss carryforward of $812,273,568 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$632,731,787	$179,541,781	$812,273,568
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2020, the Adviser voluntarily waived $82,429 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2020, the Adviser reimbursed $25,249.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$37,967
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2020, FSC retained $7,955 of fees paid by the Fund. For the six months ended March 31, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2020, FSC retained $11,263 in sales charges from the sale of Class A Shares. For the six months ended March 31, 2020, FSC retained $7,442 in sales charges from the sale of Class C Shares.
Other Service Fees
For the six months ended March 31, 2020, FSSC received $10,046 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were as follows:
Purchases	$216,209,723
Sales	$323,118,093
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2020, the Fund had no outstanding loans. During the six months ended March 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2020, there were no outstanding loans. During the six months ended March 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,096.40	$14.99
Class C Shares	$1,000	$1,092.90	$18.78
Institutional Shares	$1,000	$1,097.60	$14.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.70	$14.38
Class C Shares	$1,000	$1,007.05	$18.01
Institutional Shares	$1,000	$1,010.85	$14.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.86%
Class C Shares	3.59%
Institutional Shares	2.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Prudent Bear Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year period was above the median of the relevant Peer Group, the Fund's performance for the five-year period was at the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020